Consolidated Statements of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
(Loss) gain on discontinued operations, related tax (benefit) expense	$ (417)	$ (801)	$ 2,191